Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, plant and equipment as of December 31, 2025 and 2024 were as follows:

(in thousands)	Estimated useful lives (in years)	2025	2024

Land		$27,618	$24,937
Buildings and improvements	up to 60	409,379	381,506
Machinery and equipment	3-15	316,502	284,161
Computer software	3-20	291,026	274,844
Furniture and office equipment	3-10	75,041	78,332
Construction in progress		269,347	226,155
Total property, plant and equipment		1,388,913	1,269,935
Less: Accumulated depreciation and amortization		(464,965)	(516,324)
Total property, plant and equipment, net		$923,948	$753,611